TAXES PAYABLE (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
TAXES PAYABLE
Income tax payable	$ 1,482,067	$ 4,428,224
VAT payable	4,029,910	4,062,825
Other taxes payable	838,746	880,481
Total taxes payable	$ 6,350,723	$ 9,371,530